Hartford Life Insurance Company Separate Account Two:

The Huntington Director (Series II/IIR)	File No. 333-101923
Huntington Director Outlook (Series II/IIR)	File No. 333-101950
The Huntington Director (Series I/IR)	File No. 333-69485
Huntington Director Outlook (Series I/IR)	File No. 333-39612

Hartford Life Insurance Company Separate Account Three:

The Huntington Director M	File No, 333-119414
Huntington Director M Outlook	File No. 333-119417

Hartford Life Insurance Company Separate Account Seven:

Huntington Hartford Leaders	File No. 333-101932
Huntington Hartford Leaders Outlook (Series II/IIR/III)	File No. 333-101954
Huntington Hartford Leaders Outlook (Series I/IR)	File No. 333-40414

Supplement Dated January 9, 2008, to the Prospectus and Statement of  Additional Information Dated May 1, 2007

Supplement Dated January 9, 2008, to Your Prospectus

Effective January 24, 2008 the following change is made to your prospectus:

OLD NAME                                                                                                                                                                                                                                                                                                                    NEW NAME

Huntington VA Situs Small Cap Fund                                                                                                                                                                               Huntington VA Situs Fund

As a result, all references in your prospectus to Huntington VA Situs Small Cap Fund are deleted and replaced with Huntington VA Situs Fund.

This supplement should be retained with the prospectus for future reference.

HV-6646

Supplement Dated January 9, 2008,

to Your Statement of Additional Information

Effective January 24, 2008 the following change is made to your prospectus:

OLD NAME                                                                                                                                                                                                                                                                                                                    NEW NAME

Huntington VA Situs Small Cap Fund                                                                                                                                                                               Huntington VA Situs Fund

As a result, all references in your prospectus to Huntington VA Situs Small Cap Fund are deleted and replaced with Huntington VA Situs Fund.

This supplement should be retained with the statement of additional information for future reference.

HV-6647